Income taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statutory income tax rates, percentage	25.00%	25.00%
UNITED KINGDOM
Income tax benefit	$ 488,940	$ 222,099
Statutory income tax rates, percentage	25.00%	25.00%